UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (including $4,699,363 of securities on loan) (1)	$332,098,781
Cash	29,119
Cash denominated in foreign currencies (2)	122,018
Dividends and interest receivable	4,329,267
Subscriptions receivable	522,523
Receivable for investments sold	93,309

Total assets	337,195,017

LIABILITIES:
Due to investment adviser	256,921
Payable upon return of securities loaned	4,721,601
Redemptions payable	839,007

Total liabilities	5,817,529

NET ASSETS	$331,377,488

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$3,234,324
Additional paid-in capital	374,638,080
Net unrealized depreciation on investments	(41,817,322)
Undistributed net investment income	1,165,048
Accumulated net realized loss on investments	(5,842,642)

NET ASSETS	$331,377,488

NET ASSET VALUE PER OUTSTANDING SHARE	$10.25
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	32,343,237

(1) Cost of investments in securities:	$373,921,303
(2) Cost of cash denominated in foreign currencies:	116,818

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$10,075,497
Income from securities lending	6,639
Dividends	224,477

Total income	10,306,613

EXPENSES:
Management fees	1,319,699

NET INVESTMENT INCOME	8,986,914

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(5,036,381)
Change in net unrealized depreciation on investments	45,882,644

Net realized and unrealized gain on investments	40,846,263

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,833,177

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	2009	2008
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$8,986,914	$22,686,203
Net realized gain (loss) on investments	(5,036,381)	6,128,496
Change in net unrealized depreciation on investments	45,882,644	(111,650,775)

Net increase (decrease) in net assets resulting from operations	49,833,177	(82,836,076)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,578,168)	(27,928,758)
From net realized gains	0	(1,856,430)

Total distributions	(8,578,168)	(29,785,188)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	65,313,679	162,513,509
Reinvestment of distributions	8,578,168	29,785,188
Redemptions of shares	(69,015,101)	(183,835,092)

Net increase in net assets resulting from share transactions	4,876,746	8,463,605

Total increase (decrease) in net assets	46,131,755	(104,157,659)

NET ASSETS:
Beginning of period	285,245,733	389,403,392

End of period (1)	$331,377,488	$285,245,733
	0	0
OTHER INFORMATION:

SHARES:
Sold	6,901,944	14,042,731
Issued in reinvestment of distributions	838,531	3,080,170
Redeemed	(7,417,308)	(16,138,648)

Net increase	323,167	984,253

(1) Including undistributed net investment income	$1,165,048	$756,302

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$8.91		$12.55	$12.58	$11.95	$12.35	$11.98

Income from Investment Operations

Net investment income	0.29		0.93	0.92	0.67	0.84	0.91
Net realized and unrealized gain (loss)	1.32		(3.60)	0.08	0.63	(0.39)	0.36

Total Income (Loss) From
Investment Operations	1.61		(2.67)	1.00	1.30	0.45	1.27

Less Distributions

From net investment income	(0.27)		(0.91)	(0.92)	(0.67)	(0.85)	(0.90)
From net realized gains	0.00		(0.06)	(0.11)

Total Distributions	(0.27)		(0.97)	(1.03)	(0.67)	(0.85)	(0.90)

Net Asset Value, End of Period	$10.25		$8.91	$12.55	$12.58	$11.95	$12.35

Total Return ±	18.23%	^	(21.74%)	8.10%	11.10%	3.71%	10.98%

Net Assets, End of Period ($000)	$331,377		$285,246	$389,403	$340,080	$293,374	$271,541

Ratio of Expenses to Average Net Assets	0.90%	*	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of Net Investment Income to Average Net Assets	6.12%	*	6.24%	5.67%	5.31%	5.06%	5.62%

Portfolio Turnover Rate	14.22%	^	27.70%	28.34%	36.73%	38.48%	33.18%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of forty-eight portfolios.  Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$282,297,288	$18,864,265	$301,161,553
Common stock	2,575,196	18,645	-	2,593,841
Preferred stock	971,325	2,917,501	833,960	4,722,786
Short-term investments	4,721,601	18,899,000	-	23,620,601
Total	$8,268,122	$304,132,434	$19,698,225	$332,098,781

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2009:

Description	Bonds	Preferred Stocks	Total
Beginning Balance, January 1, 2009	$12,084,596	$1,170,104	$13,254,700
Total unrealized gain (or losses)	-	-	-
Total realized gain (or losses)	2,421,706	70,022	2,491,728
Purchases, sales and corporate actions	2,423,700	8,970	2,432,670
Transfers into (out of) Level 3	1,934,263	(415,136)	1,519,127
Ending Balance, June 30, 2009	$18,864,265	$833,960	$19,698,225

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2009 were $36,141,703, $29,201,991 and 8.81%, respectively.

The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2009 were $15,480,694, $11,535,281 and 3.48%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $43,171,471 and $39,932,516, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $374,041,776.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,105,640 and gross depreciation of securities in which there was an excess of tax cost over value of $50,048,635 resulting in net depreciation of $41,942,995.

5.       SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, while the corresponding liability appears as “Payable upon return of securities loaned.”  As of June 30, 2009 the Portfolio had securities on loan valued at $4,699,363 and received collateral of $4,721,601 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Moody's Rating

Maxim Loomis Sayles Bond Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
AAA	81,411,132	24.52%
AA	14,714,566	4.43%
A	19,707,825	5.93%
BAA	77,936,930	23.47%
BA	41,254,445	12.42%
B	25,860,637	7.79%
C	26,274,551	7.91%
Withdrawn Rating	1,447,967	0.44%
Not Rated	12,553,501	3.78%
Common Stock	2,593,841	0.78%
Preferred Stock	4,722,785	1.42%
Short Term Investments*	23,620,601	7.11%
	$332,098,781	100.00%

* Includes Securities Lending Collateral

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.31%
1,550,000	Bombardier Inc	1,012,767
CAD	7.35% December 22, 2026
		$1,012,767

Agriculture --- 0.25%
1,055,000	Corn Products International Inc	839,583
	6.63% April 15, 2037
		$839,583

Airlines --- 1.64%
700,000	American Airlines Inc	682,500
	7.32% October 15, 2009
46,848	American Airlines Inc	29,046
	8.04% September 16, 2011
913,951	Atlas Air Inc *	392,999
	8.77% January 2, 2011
374,379	Atlas Air Inc	303,247
	9.06% January 2, 2014
1,500,291	Atlas Air Inc *	1,080,210
	7.68% January 2, 2014
1,273,141	Atlas Air Inc *	789,347
	7.63% January 2, 2015
526,292	Continental Airlines Inc	373,667
	7.37% December 15, 2015
73,743	Continental Airlines Inc	54,570
	8.31% April 2, 2018
1,118,809	Delta Air Lines Inc	716,038
	8.95% August 10, 2014
705,000	Qantas Airways Ltd †	636,864
	6.05% April 15, 2016
493,446	United Air Lines Inc	379,953
	6.64% July 2, 2022
		$5,438,441

Automobiles --- 0.74%
1,735,000	Ford Motor Co	936,900
	6.38% February 1, 2029
2,175,000	Ford Motor Co ‡	1,283,250
	7.45% July 16, 2031
215,000	Ford Motor Co	118,250
	7.13% November 15, 2025
225,000	Ford Motor Co	121,500
	6.63% October 1, 2028
		$2,459,900

Banks --- 0.60%
1,830,000	BAC Capital Trust VI	1,189,906
	5.63% March 8, 2035
1,000,000	Keycorp Capital III	788,094
	7.75% July 15, 2029
		$1,978,000

Biotechnology --- 1.05%
289,000	Affymetrix Inc	214,583
	3.50% January 15, 2038
250,000	Human Genome Sciences Inc	135,625
	2.25% August 15, 2012
90,000	Incyte Corp	62,325
	3.50% February 15, 2011
385,000	Nektar Therapeutics	282,975
	3.25% September 28, 2012
1,767,000	Vertex Pharmaceuticals Inc	2,783,025
	4.75% February 15, 2013
		$3,478,533

Broadcast/Media --- 2.50%
1,710,000	Comcast Corp	1,566,148
	5.65% June 15, 2035
1,865,000	Comcast Corp	1,838,030
	6.45% March 15, 2037
82,570	Liberty Media Corp	36,743
	3.50% January 15, 2031
860,000	News America Inc	729,393
	6.15% March 1, 2037
1,130,000	News America Inc	964,676
	6.20% December 15, 2034
295,000	Time Warner Inc	258,331
	6.50% November 15, 2036
120,000	Time Warner Inc	108,510
	6.63% May 15, 2029
75,000	Time Warner Inc	72,912
	7.63% April 15, 2031
2,925,000	Viacom Inc	2,694,829
	6.88% April 30, 2036
		$8,269,572

Building Materials --- 0.61%
865,000	Owens Corning Inc	613,052
	7.00% December 1, 2036
575,000	Owens Corning Inc	504,024
	6.50% December 1, 2016
1,220,000	USG Corp	902,800
	6.30% November 15, 2016
		$2,019,876

Canadian - Federal --- 12.99%
9,700,000	Government of Canada	8,569,424
CAD	2.75% December 1, 2010
9,500,000	Government of Canada	10,385,028
CAD	5.75% June 1, 2033
7,880,000	Government of Canada	7,308,757
CAD	4.25% June 1, 2018
13,645,000	Government of Canada	12,856,319
CAD	5.25% June 1, 2012
4,340,000	Government of Canada	3,931,913
CAD	3.75% June 1, 2012
		$43,051,441

Canadian - Provincial --- 0.80%
2,775,340	Province of Alberta	2,640,719
CAD	5.93% September 16, 2016
		$2,640,719

Chemicals --- 2.17%
3,175,000	Chevron Phillips Chemical Co LLC †	3,312,204
	8.25% June 15, 2019
535,000	Hercules Inc	288,900
	6.50% June 30, 2029
480,000	Hexion Specialty Chemicals Inc	134,400
	9.20% March 15, 2021
2,220,000	Hexion Specialty Chemicals Inc	621,600
	7.88% February 15, 2023
3,675,000	Methanex Corp	2,828,710
	6.00% August 15, 2015
		$7,185,814

Communications - Equipment --- 0.54%
950,000	Corning Inc	921,460
	7.25% August 15, 2036
375,000	Motorola Inc	255,000
	6.63% November 15, 2037
325,000	Motorola Inc	221,000
	6.50% November 15, 2028
325,000	Motorola Inc	144,787
	5.22% October 1, 2097
798,000	Nortel Networks Corp * @	261,345
	2.13% April 15, 2014
		$1,803,592

Computer Hardware & Systems --- 0.05%
200,000	Maxtor Corp ~	166,000
	5.75% March 1, 2012
		$166,000

Distributors --- 0.64%
2,410,000	Owens & Minor Inc ~	2,108,789
	6.35% April 15, 2016
		$2,108,789

Electric Companies --- 1.61%
1,403,000	Bruce Mansfield Unit ~	1,079,244
	6.85% June 1, 2034
50,000	Commonwealth Edison Co ~	45,105
	4.75% December 1, 2011
2,440,000	Illinois Power Co	2,310,753
	6.25% April 1, 2018
210,000	NiSource Finance Corp	208,746
	6.15% March 1, 2013
355,000	Quezon Power Philippines Ltd	315,950
	8.86% June 15, 2017
250,000	SP PowerAssets Ltd	175,191
SGD	3.73% October 22, 2010
945,000	TXU Corp	454,317
	6.55% November 15, 2034
1,010,000	TXU Corp	506,092
	6.50% November 15, 2024
395,000	TXU Corp	249,411
	5.55% November 15, 2014
		$5,344,809

Electronic Instruments & Equipment --- 1.83%
1,500,000	Agilent Technologies Inc	1,305,613
	6.50% November 1, 2017
1,630,000	Arrow Electronics Inc	1,671,774
	6.88% July 1, 2013
1,220,000	Avnet Inc	1,149,055
	5.88% March 15, 2014
245,000	Avnet Inc	229,710
	6.63% September 15, 2016
1,850,000	Avnet Inc	1,701,208
	6.00% September 1, 2015
		$6,057,360

Electronics - Semiconductor --- 0.11%
200,000	Amkor Technology Inc	197,500
	7.13% March 15, 2011
20,000	Amkor Technology Inc	18,350
	7.75% May 15, 2013
60,000	Intel Corp	50,400
	2.95% December 15, 2035
65,000	Kulicke & Soffa Industries Inc	53,625
	1.00% June 30, 2010
40,000	Richardson Electronics Ltd	32,800
	7.75% December 15, 2011
		$352,675

Engineering & Construction --- 0.26%
1,005,000	North American Energy Partners Inc	874,350
	8.75% December 1, 2011
		$874,350

Financial Services --- 9.38%
1,910,000	American General Finance Corp	1,034,231
	6.90% December 15, 2017
780,000	Associates Corp of North America	697,857
	6.95% November 1, 2018
100,000	Caterpillar Financial Services Corp	101,820
	5.85% September 1, 2017
340,000	Caterpillar Financial Services Corp	323,698
	5.45% April 15, 2018
2,830,000	Caterpillar Financial Services Corp	3,018,736
	6.13% February 17, 2014
1,000,000	CIT Group Inc	841,715
EUR	3.80% November 14, 2012
146,000	CIT Group Inc	82,376
	5.65% February 13, 2017
126,000	CIT Group Inc	74,827
	5.00% February 13, 2014
360,000	CIT Group Inc	267,665
EUR	5.00% May 13, 2014
250,000	CIT Group Inc	241,993
EUR	4.25% September 22, 2011
1,000,000	CIT Group Inc	839,050
GBP	5.50% December 1, 2014
1,959,000	CIT Group Inc †	950,115
	12.00% December 18, 2018
29,000	CIT Group Inc	17,081
	5.00% February 1, 2015
46,000	CIT Group Inc	25,975
	5.40% January 30, 2016
88,000	CIT Group Inc	60,060
	5.40% February 13, 2012
789,000	CIT Group Inc	437,895
	5.80% October 1, 2036
55,000	CIT Group Inc	32,419
	5.13% September 30, 2014
260,000	Citigroup Inc	203,158
	5.88% May 29, 2037
100,000	Citigroup Inc	74,467
	6.13% August 25, 2036
185,000	Citigroup Inc	143,674
	5.85% December 11, 2034
176,000	Countrywide Home Loans Inc	173,694
	4.00% March 22, 2011
895,000	Ford Motor Credit Co	863,810
	5.70% January 15, 2010
1,245,000	Ford Motor Credit Co	1,001,020
	7.00% October 1, 2013
5,255,000	General Electric Capital Corp	2,951,186
NZD	6.50% September 28, 2015
400,000	General Electric Capital Corp	227,662
NZD	6.75% September 26, 2016
255,000	GMAC LLC †	197,625
	7.50% December 31, 2013
552,000	GMAC LLC †	350,520
	8.00% December 31, 2018
159,000	GMAC LLC †	124,815
	6.75% December 1, 2014
979,000	GMAC LLC †	685,300
	8.00% November 1, 2031
17,433,642,500	JP Morgan Chase Bank London † §	1,444,048
IDR	Zero Coupon
	12.24% October 21, 2010
37,900,127,200	JPMorgan Chase & Co † §	2,511,076
IDR	Zero Coupon
	8.80% April 12, 2012
12,275,000	JPMorgan Chase Bank NA §	5,763,907
BRL	Zero Coupon
	13.87% May 17, 2010
1,820,000	NiSource Finance Corp	1,669,837
	6.40% March 15, 2018
212,348	Power Receivables Finance †	209,337
	6.29% January 1, 2012
1,125,000	Ranhill Labuan Ltd †	810,000
	12.50% October 26, 2011
285,000	SLM Corp	269,325
	4.50% July 26, 2010
2,665,000	Toll Brothers Finance Corp	2,359,532
	5.15% May 15, 2015
		$31,081,506

Food & Beverages --- 0.06%
210,000	Sara Lee Corp	187,610
	6.13% November 1, 2032
		$187,610

Foreign Banks --- 2.30%
3,020,000,000	Barclays Financial LLC †	2,428,421
KRW	4.06% September 16, 2010
125,000,000	Barclays Financial LLC †	3,740,828
THB	4.16% February 22, 2010
49,000,000	Barclays Financial LLC †	1,463,816
THB	4.10% March 22, 2010
		$7,633,065

Foreign Governments --- 5.55%
2,000,000	Government of Australia	1,651,971
AUD	6.00% May 1, 2012
2,935,000	Government of Australia	2,441,584
AUD	6.00% June 14, 2011
4,290,000	Government of Australia	3,606,891
AUD	7.00% December 1, 2010
80,000	Government of Brazil	99,400
	8.88% April 15, 2024
80,000,000	Government of Mexico	5,837,982
MXP	8.00% December 7, 2023
28,530,000	Government of Norway	4,541,608
NOK	4.25% May 19, 2017
1,280,000	Government of Norway	213,360
NOK	5.00% May 15, 2015
		$18,392,796

Health Care Related --- 1.99%
290,000	CIGNA Corp	256,700
	6.35% March 15, 2018
80,000	HCA Inc	70,400
	6.75% July 15, 2013
2,035,000	HCA Inc	1,780,625
	6.25% February 15, 2013
250,000	HCA Inc	229,375
	6.30% October 1, 2012
725,000	HCA Inc	413,250
	7.50% November 6, 2033
130,000	HCA Inc	104,975
	6.50% February 15, 2016
150,000	HCA Inc	121,875
	6.38% January 15, 2015
45,000	HCA Inc	36,000
	5.75% March 15, 2014
765,000	HCA Inc	469,792
	7.69% June 15, 2025
150,000	HCA Inc	115,591
	7.19% November 15, 2015
575,000	HCA Inc	379,614
	8.36% April 15, 2024
2,505,000	HCA Inc	1,525,695
	7.05% December 1, 2027
175,000	HCA Inc	104,029
	7.75% July 15, 2036
1,115,000	HCA Inc	686,538
	7.58% September 15, 2025
395,000	HCA Inc	257,292
	7.50% December 15, 2023
55,000	Tenet Healthcare Corp	33,000
	6.88% November 15, 2031
		$6,584,751

Homebuilding --- 2.96%
3,295,000	DR Horton Inc	2,734,850
	5.25% February 15, 2015
5,000	DR Horton Inc	4,275
	6.50% April 15, 2016
405,000	DR Horton Inc	346,275
	5.63% September 15, 2014
1,070,000	DR Horton Inc	877,400
	5.63% January 15, 2016
80,000	K Hovnanian Enterprises Inc	40,000
	6.25% January 15, 2016
25,000	K Hovnanian Enterprises Inc	13,000
	6.38% December 15, 2014
20,000	K Hovnanian Enterprises Inc	10,400
	6.50% January 15, 2014
1,340,000	Lennar Corp	1,072,000
	6.50% April 15, 2016
1,925,000	Lennar Corp	1,515,937
	5.60% May 31, 2015
3,615,000	Pulte Homes Inc	2,349,750
	6.00% February 15, 2035
450,000	Pulte Homes Inc	375,750
	5.20% February 15, 2015
695,000	Pulte Homes Inc	458,700
	6.38% May 15, 2033
		$9,798,337

Independent Power Producer --- 0.33%
240,000	AES Corp	227,400
	7.75% March 1, 2014
1,000,000	Constellation Energy Group	866,748
	4.55% June 15, 2015
		$1,094,148

Insurance Related --- 1.64%
415,000	Allstate Corp	362,360
	5.95% April 1, 2036
850,000	Marsh & McLennan Cos Inc	827,482
	5.38% July 15, 2014
555,000	Marsh & McLennan Cos Inc	528,764
	5.75% September 15, 2015
125,000	Marsh & McLennan Cos Inc	98,920
	5.88% August 1, 2033
590,000	MBIA Insurance Corp † **	224,200
	14.00% January 15, 2033
3,005,000	Mutual of Omaha Insurance Co †	2,059,759
	6.80% June 15, 2036
755,000	St Paul Travelers Co Inc	818,467
	6.75% June 20, 2036
505,000	Travelers Cos Inc	522,999
	6.25% June 15, 2037
		$5,442,951

Investment Bank/Brokerage Firm --- 1.03%
1,065,000	Goldman Sachs Group Inc	1,036,859
	6.15% April 1, 2018
2,105,000	Goldman Sachs Group LP	2,115,719
	5.00% October 1, 2014
200,000	Kaupthing Bank Hf * † @ **	26,000
	0.00% January 15, 2010
300,000	Kaupthing Bank Hf * † @	39,000
	6.13% October 4, 2016
1,600,000	Kaupthing Bank Hf * † @	208,000
	5.75% October 4, 2011
		$3,425,578

Machinery --- 0.15%
665,000	Toro Co ~	483,313
	6.63% May 1, 2037
		$483,313

Medical Products --- 0.04%
160,000	Boston Scientific Corp	147,200
	5.45% June 15, 2014
		$147,200

Miscellaneous --- 0.22%
726,245	PF Export Receivable Master Trust Technologies †	733,508
	6.44% June 1, 2015
		$733,508

Office Equipment & Supplies --- 0.17%
750,000	Xerox Capital Trust I	570,000
	8.00% February 1, 2027
		$570,000

Oil & Gas --- 5.08%
2,055,000	Anadarko Petroleum Corp	1,847,273
	6.45% September 15, 2036
2,335,000	Anadarko Petroleum Corp	2,303,767
	5.95% September 15, 2016
995,000	Connacher Oil & Gas Ltd †	601,975
	10.25% December 15, 2015
250,000	El Paso Corp	203,927
	7.80% August 1, 2031
2,000,000	El Paso Corp	1,504,766
	6.95% June 1, 2028
990,000	Enterprise Products Operating LLC	994,911
	6.30% September 15, 2017
210,000	Kinder Morgan Inc	182,175
	5.15% March 1, 2015
1,500,000	Pioneer Natural Resources Co	1,173,510
	7.20% January 15, 2028
2,750,000	Plains All American Pipeline LP	2,551,315
	6.65% January 15, 2037
1,275,000	Plains All American Pipeline LP	1,229,407
	6.13% January 15, 2017
2,425,000	Questar Market Resources Inc	2,284,896
	6.80% April 1, 2018
975,000	Talisman Energy Inc	878,155
	6.25% February 1, 2038
365,000	Talisman Energy Inc	311,541
	5.85% February 1, 2037
110,000	Weatherford International Ltd	99,549
	6.50% August 1, 2036
776,000	Williams Cos Inc	682,880
	7.50% January 15, 2031
		$16,850,047

Other Asset-Backed --- 0.85%
2,520,000	Citibank Credit Card Issuance Trust	2,381,319
	Series 2008-C6 Class C6
	6.30% June 20, 2014
500,000	Community Program Loan Trust	444,140
	Series 1987-A Class A5
	4.50% April 1, 2029
		$2,825,459

Paper & Forest Products --- 2.28%
120,000	Georgia-Pacific Corp	103,800
	8.88% May 15, 2031
540,000	Georgia-Pacific Corp	459,000
	8.00% January 15, 2024
635,000	Georgia-Pacific Corp	474,662
	7.25% June 1, 2028
5,850,000	Georgia-Pacific Corp	4,577,625
	7.75% November 15, 2029
1,075,000	International Paper Co	915,365
	5.25% April 1, 2016
685,000	Westvaco Corp	604,788
	7.95% February 15, 2031
490,000	Westvaco Corp	432,868
	8.20% January 15, 2030
		$7,568,108

Personal Loans --- 1.91%
3,765,000	Ford Motor Credit Co LLC	3,046,329
	8.00% June 1, 2014
2,725,000	SLM Corp	2,331,197
	8.45% June 15, 2018
1,120,000	SLM Corp	935,650
	5.38% January 15, 2013
		$6,313,176

Pharmaceuticals --- 1.95%
1,735,000	Elan Finance PLC	1,587,525
	8.88% December 1, 2013
3,530,000	Elan Finance PLC	3,265,250
	7.75% November 15, 2011
840,000	Valeant Pharmaceuticals International	872,550
	4.00% November 15, 2013
725,000	Valeant Pharmaceuticals International	738,594
	3.00% August 16, 2010
		$6,463,919

Railroads --- 0.95%
3,245,000	CSX Corp	2,939,435
	6.00% October 1, 2036
386,000	Missouri Pacific Railroad Co ~	193,000
	5.00% January 1, 2045
		$3,132,435

Real Estate --- 2.53%
850,000	Camden Property Trust	755,650
	5.70% May 15, 2017
135,000	Duke Realty LP	104,648
	5.95% February 15, 2017
50,000	Equity Residential	45,855
	5.13% March 15, 2016
2,640,000	Highwoods Realty LP	2,102,470
	5.85% March 15, 2017
2,200,000	Highwoods Realty LP	1,903,675
	7.50% April 15, 2018
935,000	Host Hotels & Resorts LP †	793,581
	2.63% April 15, 2027
90,000	iStar Financial Inc	52,200
	5.65% September 15, 2011
375,000	iStar Financial Inc	164,063
	5.95% October 15, 2013
1,565,000	iStar Financial Inc	813,800
	8.63% June 1, 2013
60,000	iStar Financial Inc	25,200
	5.70% March 1, 2014
20,000	iStar Financial Inc	8,000
	6.05% April 15, 2015
20,000	iStar Financial Inc	8,000
	5.88% March 15, 2016
50,000	ProLogis	39,410
	5.75% April 1, 2016
60,000	ProLogis	47,574
	5.63% November 15, 2015
1,525,000	Simon Property Group LP ‡	1,532,326
	6.75% May 15, 2014
		$8,396,452

Retail --- 3.77%
360,000	Albertson's Inc	308,700
	8.00% May 1, 2031
755,000	Albertson's Inc	551,150
	6.63% June 1, 2028
580,000	Albertson's Inc	494,450
	7.75% June 15, 2026
4,545,000	Albertson's Inc	3,726,900
	7.45% August 1, 2029
500,000	Dillard's Inc	280,000
	6.63% January 15, 2018
1,000,000	Dillard's Inc	475,000
	7.75% July 15, 2026
500,000	Dillard's Inc	262,500
	7.88% January 1, 2023
850,000	Foot Locker Inc	739,500
	8.50% January 15, 2022
3,396,000	Home Depot Inc	2,996,169
	5.88% December 16, 2036
445,000	JC Penney Corp Inc	329,352
	6.38% October 15, 2036
525,000	Macy's Retail Holdings Inc	356,917
	6.38% March 15, 2037
540,000	Toys R Us Inc ‡	450,900
	7.88% April 15, 2013
2,125,000	Toys R Us Inc	1,519,375
	7.38% October 15, 2018
		$12,490,913

Specialized Services --- 1.05%
400,000	DP World Ltd †	266,000
	6.85% July 2, 2037
50,000	United Rentals North America Inc	40,875
	7.00% February 15, 2014
90,000	United Rentals North America Inc	82,575
	1.88% October 15, 2023
3,285,000	Western Union Co	3,095,557
	6.20% November 17, 2036
		$3,485,007

Supranationals --- 5.21%
17,325,000	Inter-American Development Bank	10,874,606
NZD	6.00% December 15, 2017
9,600,000	International Bank for Reconstruction & Development	6,397,382
SGD	1.43% March 5, 2014
		$17,271,988

Telephone & Telecommunications --- 6.00%
250,000	Alcatel-Lucent USA Inc	140,000
	6.50% January 15, 2028
4,555,000	Alcatel-Lucent USA Inc	2,584,963
	6.45% March 15, 2029
760,000	AT&T Corp	726,406
	6.50% March 15, 2029
1,205,000	AT&T Inc	1,195,177
	6.50% September 1, 2037
405,000	AT&T Inc	384,476
	6.15% September 15, 2034
170,000	BellSouth Corp	160,232
	6.00% November 15, 2034
35,000	BellSouth Corp	34,312
	6.55% June 15, 2034
775,000	Embarq Corp	681,515
	8.00% June 1, 2036
2,670,000	Level 3 Communications Inc † ~	2,856,900
	7.00% March 15, 2015
1,465,000	Level 3 Communications Inc	1,025,500
	3.50% June 15, 2012
910,000	Nextel Communications Inc	716,625
	5.95% March 15, 2014
295,000	Nextel Communications Inc	244,112
	6.88% October 31, 2013
290,000	Nextel Communications Inc	287,100
	5.25% January 15, 2010
400,000	Nextel Communications Inc	319,000
	7.38% August 1, 2015
250,000	Nortel Networks Ltd * @	31,875
	6.88% September 1, 2023
1,585,000	Northern Telecom Capital * @	495,312
	7.88% June 15, 2026
150,000	NTL Cable PLC	144,375
	9.13% August 15, 2016
3,500,000	Qwest Capital Funding Inc	2,485,000
	7.75% February 15, 2031
150,000	Qwest Capital Funding Inc	114,750
	7.63% August 3, 2021
45,000	Qwest Corp	32,850
	6.88% September 15, 2033
500,000	Qwest Corp	382,500
	7.25% September 15, 2025
380,000	Sprint Capital Corp	314,450
	6.90% May 1, 2019
130,000	Sprint Capital Corp	104,650
	8.75% March 15, 2032
744,000	Sprint Capital Corp	528,240
	6.88% November 15, 2028
606,000	Sprint Nextel Corp	495,405
	6.00% December 1, 2016
470,000	Telecom Italia Capital SA	396,965
	6.00% September 30, 2034
465,000	Telecom Italia Capital SA	413,271
	6.38% November 15, 2033
490,000	Telecom Italia Capital SA	480,488
	5.25% November 15, 2013
545,000	Telecom Italia Capital SA	526,109
	5.25% October 1, 2015
1,960,000	US West Capital Funding Inc	1,332,800
	6.88% July 15, 2028
250,000	US West Capital Funding Inc	192,500
	6.50% November 15, 2018
65,000	Verizon Maryland Inc	48,157
	5.13% June 15, 2033
		$19,876,015

Textiles --- 0.04%
31,000	Dixie Group Inc ‡	28,249
	7.00% May 15, 2012
750,000	Kellwood Co * ~	112,500
	7.63% October 15, 2017
		$140,749

Tobacco --- 1.86%
3,230,000	Altria Group Inc	3,627,003
	9.25% August 6, 2019
2,235,000	Reynolds American Inc	2,086,826
	6.75% June 15, 2017
545,000	Reynolds American Inc	449,927
	7.25% June 15, 2037
		$6,163,756

Transportation --- 0.31%
1,650,000	APL Ltd ~	1,029,551
	8.00% January 15, 2024
		$1,029,551

U.S. Municipal --- 1.24%
1,870,000	Michigan Tobacco Settlement Finance Authority ~	1,246,037
	7.31% June 1, 2034
4,620,000	Tobacco Settlement Financing Corp ~	2,858,533
	6.71% June 1, 2046
		$4,104,570

Utilities --- 1.33%
1,200,000	DCP Midstream LP †	959,938
	6.45% November 3, 2036
500,000	EQT Corp	535,184
	8.13% June 1, 2019
180,000	NGC Corp	122,400
	7.13% May 15, 2018
415,000	NGC Corp	257,300
	7.63% October 15, 2026
2,220,000	NGC Corp Capital Trust I	1,071,150
	8.32% June 1, 2027
1,000,000	White Pine Hydro LLC † ~	868,506
	7.26% July 20, 2015
455,000	White Pine Hydro LLC † ~	323,340
	6.96% July 10, 2037
300,000	White Pine Hydro LLC † ~	254,607
	6.31% July 10, 2017
		$4,392,425

TOTAL BONDS --- 90.88%		$301,161,554
(Cost $338,566,027)

COMMON STOCK

Shares		Value ($)

Communications - Equipment --- 0.25%
51,679	Corning Inc	829,965
		$829,965

Containers --- 0.22%
26,029	Owens-Illinois Inc ††	729,072
		$729,072

Financial Services --- 0.01%
3,345	Van Kampen High Income Trust II	39,504
		$39,504

Oil & Gas --- 0.25%
42,007	Chesapeake Energy Corp	832,999
		$832,999

Pharmaceuticals --- 0.01%
169,500	EPIX Pharmaceuticals Inc †† ~	18,645
500	EPIX Pharmaceuticals Inc (rights) †† ‡‡	0
		$18,645

Unit Investment Trust --- 0.04%
23,247	Dreyfus Premier GNMA Fund Inc	70,903
10,229	DWS High Income Trust	36,006
7,484	Highland Credit Strategies Fund	36,747
		$143,656

TOTAL COMMON STOCK --- 0.78%		$2,593,841
(Cost $3,725,636)

PREFERRED STOCK

Par Value ($)		Value ($)

Agency --- 0.08%
2,400	Fannie Mae Series F	3,360
1,400	Fannie Mae Series H	2,142
3,350	Fannie Mae Series I	5,762
7,000	Fannie Mae Series K	8,750
1,700	Fannie Mae Series L	2,499
4,750	Fannie Mae Series M	7,220
2,150	Fannie Mae Series Q	2,580
3,800	Fannie Mae Series R	5,130
68,650	Fannie Mae Series S	91,991
2,200	Fannie Mae Series T	3,520
2,450	Freddie Mac Series O	4,165
3,100	Freddie Mac Series P	4,154
5,400	Freddie Mac Series U	4,320
36,950	Freddie Mac Series V	33,994
10,950	Freddie Mac Series W	9,855
14,450	Freddie Mac Series Y	11,849
50,750	Freddie Mac Series Z	61,915
		$263,206

Computer Software & Services --- 0.19%
1,070	Lucent Technologies Capital Trust 1	631,300
		$631,300

Electric Companies --- 0.36%
5,650	AES Trust III	241,538
2,255	New York State Electric & Gas Corp	140,486
25,000	Southern California Edison Co	525,000
3,600	Union Electric Co	259,200
300	Xcel Energy Inc	18,750
		$1,184,974

Financial Services --- 0.46%
1,484	Bank of America Corp ‡	1,224,300
283	Preferred Blocker Inc †	121,708
9,608	Sovereign Capital Trust IV	192,160
		$1,538,168

Household Goods --- 0.25%
31,225	Newell Financial Trust Inc	825,511
		$825,511

Oil & Gas --- 0.08%
415	Chesapeake Energy Corp ‡	26,197
7,000	El Paso Energy Capital Trust I	220,500
		$246,697

Real Estate --- 0.00%
2,000	FelCor Lodging Trust Inc	10,500
		$10,500

Utilities --- 0.01%
228	MDU Resources Group Inc	22,429
		$22,429

TOTAL PREFERRED STOCK --- 1.43%		$4,722,785
(Cost $8,009,039)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

18,899,000	Fannie Mae	18,899,000
	0.01% July 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 5.70%		$18,899,000
(Cost $18,899,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
4,721,601	BNP Paribas Securities Corp	4,721,601
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 1.42%		$4,721,601
(Cost $4,721,601)

OTHER ASSETS & LIABILITIES --- (0.22%)		$(721,293)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%		$331,377,488
(Cost $373,921,303)

Legend

*	Security in default at June 30, 2009.
†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
‡	A portion or all of the security is on loan at June 30, 2009.
@	Security in bankruptcy at June 30, 2009.
~	Illiquid Security
§	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
**	Represents the current interest rate for variable rate security.
††	Non-income Producing Security
‡‡	Security has no market value at June 30, 2009.

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Notes to Financial Statements.

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro Dollar
GBP	-	United Kingdom Pound
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
MXP	-	Mexican Peso
NOK	-	Norway Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
THB	-	Thai Baht

SHAREHOLDER EXPENSE EXAMPLE
Maxim Loomis Sayles Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,182.36	$4.87

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.33	$4.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009